FINANCIAL INSTRUMENTS (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Foreign Currency and Forward Contracts [Member]	Sep. 30, 2012 Foreign Currency and Forward Contracts [Member]	Dec. 31, 2011 Foreign Currency and Forward Contracts [Member]	Dec. 31, 2012 Swap [Member]	Sep. 30, 2012 Swap [Member]	Dec. 31, 2011 Swap [Member]	Dec. 31, 2011 Cost Risk Management Instruments [Member]
Description of Foreign Currency Exposure	The company's hedging policy for anticipated sales and accounts receivable includes 0% to 67% of 0- to 12-month and 0% to 25% of 13- to 24-month U.S. dollar net exposure. Hedges are layered in over time, increasing the portion of sales or accounts receivable hedged as it gets closer to the expected date of the sale or collection of the accounts receivable. The company's hedging policy for its U.S. dollar denominated debt includes 0% to 60% of U.S. dollar net exposure. Future U.S. dollar revenues also provide a partial natural hedge for U.S. dollar denominated debt.
Description of Price Risk Exposure	Price risk: The company's policy allows for hedges of newsprint and pulp to be placed on anticipated sales, and hedges of old newsprint to be placed on anticipated purchases and allows for anticipated purchases at 0% to 70% of 0- to 12-month, 0% to 60% of 13- to 24-month and 0% to 30% of 25- to 36-month of the net exposure for oil and natural gas. As of December 31, 2012 and September 30, 2012, the company did not have any outstanding commodity contracts outstanding.
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value		0	0	4.5	0	0	0.5	(0.6)